ACADIA PRINCIPAL CONSERVATION FUND

a series of Acadia Mutual Funds

Incorporated herein by reference is the definitive version of the supplement for ACADIA PRINCIPAL CONSERVATION FUND, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 4, 2012 (SEC Accession No. 0001162044-12-000551).